Financial Income (Expense), Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Amortization of premium related to convertible loans			$ (1,338)
Financial expenses:
Accrued interest on convertible loans			40	33	$ 47	$ 16
Amortization of discounts resulting from beneficial conversion feature and derivative liability and debt issuance costs related to convertible loans				729	1,122	122
Change in the fair value of derivative liability for Right to Future Investment				246	253	(76)
Bank commissions					10
Total financial income (expense), net	$ (445)	$ 392	(1,277)	1,016	$ (1,485)	$ (105)
Financial Income And Expense [Member]
Financial income:
Exchange rate differences	18		15
Amortization of premium related to convertible loans	446		1,338
Total finance income	464		1,353
Financial expenses:
Accrued interest on convertible loans	(13)	(14)	(40)	(33)
Amortization of discounts resulting from beneficial conversion feature and derivative liability and debt issuance costs related to convertible loans		(368)		(729)
Change in the fair value of derivative liability for Right to Future Investment				(246)
Amortization of discount and exchange rate differences on license purchase obligation		(5)		(1)
Change in fair value of marketable equity securities	(4)		(32)
Bank commissions	(2)	(5)	(4)	(7)
Total financial expenses	(19)	(392)	(76)	(1,016)
Total financial income (expense), net	$ 445	$ (392)	$ 1,277	$ (1,016)